NEW ACCOUNT APPLICATON


[LOGO] (SM) FIRST AMERICAN
                    THE POWER OF DISCIPLINED INVESTING(R)

First American Investment Funds, Inc.
First American Strategy Funds, Inc.
First American Funds, Inc.

MAIL TO: First American Funds
P.O. Box 419382, Kansas City, MO 64141-6382
FOR MORE INFORMATION CALL: 1-800-637-2548


PLEASE PRINT CLEARLY

1. SHAREHOLDER REGISTRATION

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NAME IN WHICH SHARES WILL BE REGISTERED
(YOUR FULL NAME, OR NAME OF CORPORATION, OR TRUSTEE)

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ADDRESS

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CITY                    STATE            ZIP

(    )                              (    )
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DAYTIME PHONE                       EVENING PHONE

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SOCIAL SECURITY OR TAX I.D. NUMBER

[ ] U.S. CITIZEN  [ ] OTHER
                              --------------------------------------------------
                                                  SPECIFY

2. TYPE OF ACCOUNT

[ ] INDIVIDUAL    [ ] JOINT

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JOINT ACCOUNT OWNER

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SOCIAL SECURITY OR TAX I.D. NUMBER

[ ] TRUST
            --------------------------------------------------------------------
             NAME OF TRUST

            --------------------------------------------------------------------
             DATE OF TRUST AGREEMENT

[ ] CORPORATION, PARTNERSHIP OR OTHER ENTITY

Remember, your Social Security/Taxpayer I.D. number must be provided to avoid back-up withholding.

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NAME

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SOCIAL SECURITY OR TAX I.D. NUMBER

[ ] GIFT TO MINOR
                    ------------------------------------------------------------
                                        CUSTODIAN'S NAME
AS CUSTODIAN FOR
                    ------------------------------------------------------------
                                          NAME OF MINOR

UNDER THE ___________________ UNIFORM GIFT/TRANSFER TO MINORS ACT
                STATE

3. FIRST AMERICAN FUND SELECTION*

CHECK THE FUND(S) AND INDICATE THE AMOUNT OF INVESTMENT FOR EACH FUND. MINIMUM
INVESTMENT: $1,000 PER FUND. ENCLOSE ONE CHECK FOR THE TOTAL AMOUNT OF YOUR INVESTMENT.

FUND                         AMOUNT                 CLASS OF
                                                    SHARES
MONEY MARKET
Government Obligations       $ _________ [ ] A(829)
Prime Obligations            $ _________ [ ] A(766) [ ] B(767) [ ] C(1316)
Tax Free Obligations         $ _________ [ ] A(746)
Treasury Obligations         $ _________ [ ] A(828)

*B shares available only for exchanges from other class B shares or for participation in the systematic exchange program, section 9-B.

FUND                         AMOUNT                 CLASS OF
                                                    SHARES
TAX FREE BOND
California Intermediate
Tax Free                     $ _________ [ ] A(749)
Colorado Intermediate
Tax Free                     $ _________ [ ] A(806)
Intermediate Tax Free        $ _________ [ ] A(771)
Minnesota Intermediate
Tax Free                     $ _________ [ ] A(804)
Minnesota Tax Free           $ _________ [ ] A(484) [ ] C(1320)
Oregon Intermediate Tax Free $ _________ [ ] A(779)
Tax Free                     $ _________ [ ] A(483) [ ] C(1319)

BOND
Adjustable Rate
Mortgage Securities          $ _________ [ ] A(482)
Fixed Income                 $ _________ [ ] A(773) [ ] B(774) [ ] C(1317)
Intermediate Government Bond $ _________ [ ] A(769)
Intermediate Term Income     $ _________ [ ] A(776)
Limited Term Income          $ _________ [ ] A(778)
Strategic Income             $ _________ [ ] A(942) [ ] B(492) [ ] C(1318)

FUNDS OF FUNDS
Strategy Aggressive Growth   $ _________ [ ] (827)
Strategy Growth              $ _________ [ ] (825)
Strategy Growth & Income     $ _________ [ ] (826)
Strategy Income              $ _________ [ ] (824)

LARGE CAP
Balanced                     $ _________ [ ] A(798) [ ] B(799) [ ] C(1322)
Equity Income                $ _________ [ ] A(759) [ ] B(764) [ ] C(1323)
Equity Index                 $ _________ [ ] A(789) [ ] B(790) [ ] C(1321)
Large Cap Growth             $ _________ [ ] A(760) [ ] B(765) [ ] C(1325)
Large Cap Value              $ _________ [ ] A(783) [ ] B(784) [ ] C(1324)

MID CAP
Mid Cap Growth               $ _________ [ ] A(487) [ ] B(496) [ ] C(1327)
Mid Cap Value                $ _________ [ ] A(786) [ ] B(787) [ ] C(1326)

SMALL CAP
Micro Cap Value              $ _________ [ ] A(750) [ ] B(751)
Regional Equity              $ _________ [ ] A(792) [ ] B(793)
Small Cap Growth             $ _________ [ ] A(808) [ ] B(809) [ ] C(1329)
Small Cap Value              $ _________ [ ] A(740) [ ] B(741) [ ] C(1328)

INTERNATIONAL
Emerging Markets             $ _________ [ ] A(489) [ ] B(494)
International                $ _________ [ ] A(814) [ ] B(815) [ ] C(1330)
International Index          $ _________ [ ] A(743) [ ] B(744)

SECTOR
Health Sciences              $ _________ [ ] A(821) [ ] B(822)
Real Estate Securities       $ _________ [ ] A(817) [ ] B(820)
Technology                   $ _________ [ ] A(811) [ ] B(812)

TOTAL                        $ _______________________________

METHOD OF PAYMENT:
[ ] Enclosed is my check for the total amount of my investment made payable to First American Funds.

[ ] Bank wire sent
                    ------------------------------------------------------------
                    CONTROL NUMBER                               DATE

NOTE: To purchase shares by federal funds or bank wire, call 1-800-637-2548.

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   NOT FDIC INSURED              NO BANK GUARANTEE             MAY LOSE VALUE
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

4. DIVIDEND INCOME & CAPITAL GAINS

CHECK YOUR CHOICE OF DIVIDEND/CAPITAL GAIN DISTRIBUTION AND CHOOSE YOUR PAYMENT METHOD, IF APPLICABLE.

Check one only; if none is checked, all dividend income and capital gains, if any, will be reinvested automatically.

[ ] Reinvest all dividend income and capital gains.
[ ] Pay dividends in cash and reinvest capital gains.
[ ] Pay capital gains in cash and reinvest dividends.
[ ] Pay all dividend income and capital gains in cash.

METHOD OF PAYMENT: If dividend income or capital gains are to be distributed in cash, select one of the following:

[ ] Check sent to the address of record.
[ ] Cash via Automated Clearing House (ACH). (See section 7.)

5. SPECIAL DIVIDEND SERVICE (OPTIONAL)

SPECIAL DIVIDEND SERVICE ALLOWS YOU TO INVEST INCOME AND CAPITAL GAINS FROM ONE FIRST AMERICAN FUND INTO ANOTHER FIRST AMERICAN FUND ACCOUNT.

[ ] Check here if you want this service.

I hereby authorize the fund distributor, SEI Investments Distribution Co., to invest dividends and capital gains as indicated below:

[ ] Invest both dividends and capital gains.

FROM:                                    TO:

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(fund name)                              (fund name)

---------------------------------------  ---------------------------------------
(account number)                         (account number)

[ ] Invest only the dividends.

FROM:                                    TO:

---------------------------------------  ---------------------------------------
(fund name)                              (fund name)

---------------------------------------  ---------------------------------------
(account number)                         (account number)

6. WAIVER OF TELEPHONE EXCHANGE (OPTIONAL)

The fund(s) currently offer telephone exchange/redemption privileges to its shareholders, whereby a shareholder can make wire transfers or telephone exchanges over the telephone.

Neither the transfer agent nor the fund(s) will be responsible for the authenticity of redemption instructions received by telephone if it reasonably believes those instructions to be genuine. The fund(s) and its transfer agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and may be liable for losses resulting from unauthorized or fraudulent telephone instructions if it does not employ these procedures. Such procedures may include taping of telephone conversations.

[ ] I choose to waive the telephone exchange/redemption feature indicated above.

7. BANK & WIRE INSTRUCTIONS

If you wish to redeem shares with payment via wire transfer, or make use of the systematic investment plan or systematic withdrawal plan, you must attach a voided check for the bank account you wish to use, OR provide full bank account information as shown below. Any change in these instructions must be made in writing to First American Funds.

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BANK NAME                                     BRANCH OFFICE (IF APPLICABLE)

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BANK ADDRESS (DO NOT USE P.O. BOX)

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CITY                                          STATE                ZIP

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NAME(S) ON YOUR BANK ACCOUNT

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BANK ACCOUNT NUMBER                           BANK ABA NUMBER

Account Type (check one):     [ ] Checking                [ ] Savings

Please indicate whether you would like an:

[ ] ACH Record     [ ] Wire Record     [ ] Both an ACH and Wire Record

8. CHECK WRITING PRIVILEGE (OPTIONAL)
AVAILABLE ON THE FIRST AMERICAN PRIME OBLIGATIONS FUND  CLASS A ONLY.

[ ] Check here if you want this service.

If you elect this service, you must complete the signature card. (See Section 14.) Allow 14 business days for delivery of your checkbook after our receipt of the signed signature card. Checks may be written against your money market investment for a minimum of $100 each check.

9. SYSTEMATIC EXCHANGE PLAN (OPTIONAL)

   COMPLETE EITHER SECTION A, B OR C BELOW.

A FOR SYSTEMATIC EXCHANGES FROM FIRST AMERICAN PRIME OBLIGATIONS CLASS A TO ALL OTHER CLASS A FUNDS.*

Exchanges will take place on the 20th of each month.

Total investment amount to be exchanged:  $_____________________________________

FROM: Prime Obligations Account Number (if known) ______________________________

TO: Fund Name and Account Number (if known)         Monthly $ Amount ($100 min.)

____________________________________________________   $__________________/month

____________________________________________________   $__________________/month

____________________________________________________   $__________________/month

*Please note that if anticipated investment over the next 13 months is greater than $50,000, you may complete Section 12 for letter of intent breakpoints.

B FOR SYSTEMATIC EXCHANGES FROM FIRST AMERICAN PRIME OBLIGATIONS CLASS B TO ALL OTHER CLASS B FUNDS.

Entire investment must be exchanged within: (MUST choose one)

[ ] Six months from date of purchase

[ ] Twelve months from date of purchase

Exchanges will take place on the 20th of each month.

**Total Investment Amount $_____________________________________________________

FROM: Prime Obligations Account Number (if known) ______________________________

TO: Fund Name and Account Number (if known)              Amount Total per fund**

____________________________________________________   $________________________

____________________________________________________   $________________________

____________________________________________________   $________________________

(Must equal initial total investment above)    **Total $________________________

**Each fund investment amount must total at least $1000. The monthly investment amount will be calculated automatically by dividing the total amount per fund by the time period chosen above. The exchange each month must equal at least $100 per fund.

C FOR SYSTEMATIC EXCHANGES FROM FIRST AMERICAN PRIME OBLIGATIONS CLASS C TO ALL OTHER CLASS C FUNDS.

Entire investment must be exchanged within: (MUST choose one)

[ ] Six months from date of purchase

[ ] Twelve months from date of purchase

Exchanges will take place on the 20th of each month.

**Total Investment Amount $_____________________________________________________

FROM: Prime Obligations Account Number (if known) ______________________________

TO: Fund Name and Account Number (if known)             Amount Total per fund***

____________________________________________________   $________________________

____________________________________________________   $________________________

____________________________________________________   $________________________

(Must equal initial total investment above)    **Total $________________________

**Each fund investment amount must total at least $1000. The monthly investment amount will be calculated automatically by dividing the total amount per fund by the time period chosen above. The exchange each month must equal at least $100 per fund.

10. SYSTEMATIC INVESTMENT PLAN (OPTIONAL)

IF YOU CHOOSE THIS OPTION, YOU MUST ATTACH A VOIDED CHECK OF THE BANK ACCOUNT YOU WISH TO USE OR PROVIDE FULL BANK INFORMATION IN SECTION 7.

Each fund must have a minimum initial investment of $1,000.

[ ] Check here if you want this service.

I authorize the fund distributor, SEI Investments Distribution Co., to draw on my bank account on a periodic basis as indicated below, for investments in my First American Funds account. I understand that if there are insufficient funds in my account, finance charges may apply.

[ ] I have attached a voided check, OR

[ ] I have provided bank information in section 7.

[ ] Periodic investment amount $________________________________________________
                                               ($100 MINIMUM)

Name of fund____________________________________________________________________
To specify additional SIP investments, please attach a separate sheet.

PREFERRED INVESTMENT SCHEDULE:
[ ] Semi-monthly, on the 5th and 20th of each month beginning __________________
                                                                   (MONTH)
Monthly, on the (CHECK ONE):

[ ] 5th day of each month beginning ____________________________________________
                                                       (MONTH)

[ ] 20th day of each month beginning ___________________________________________
                                                       (MONTH)

11. SYSTEMATIC WITHDRAWAL PLAN (OPTIONAL)

If you choose payment by ACH, you must attach a voided check or provide full bank information in Section 7.

[ ] Check here if you want this service.

To establish a systematic withdrawal plan (SWP), an investor must own or purchase shares of First American funds having a current net asset value of at least $5,000.

Name of fund ___________________________________________________________________

To specify additional SWP investments, please attach a separate sheet.

AMOUNT AND FREQUENCY OF PAYMENTS:

CLASS A SHARES

Beginning in _______________________________________________________ please make
                                 (MONTH, YEAR)

payments of ___________________________ (Indicate percentage or dollar amount to withdraw in space provided, $100 minimum).

[ ] Monthly   [ ] Quarterly   [ ] Semi-annually   [ ] Annually

Payments to be made on the [ ] 5th or [ ] 20th of the month.

CLASS B OR CLASS C SHARES

Beginning in _______________________________________________________ please make
                                 (MONTH, YEAR)

payments equal to ____% of my account value. (Amount must be specified as a percentage of account value, not as a fixed dollar amount. Indicate percentage to withdraw in space provided. For class B and class C shares, up to 12% of account value can be redeemed without a back-end sales charge. You may choose a dollar amount or percentage in excess of 12%; however, any applicable back-end sales charges will be assessed against the total amount withdrawn. Initially, account is valued as of SWP set-up date, subsequent market value adjustments will be done at the end of the calendar year. See prospectuses for more information).

[ ] Monthly   [ ] Quarterly   [ ] Semi-annually   [ ] Annually

Payments to be made on the [ ] 5th or [ ] 20th of the month.

PAYMENT INSTRUCTIONS (CHECK ONE):

[ ] I wish to have payments under the SWP made via ACH to my bank account.
    (Please attach a voided check from the bank account you wish to use, or complete Section 7.)

[ ] I wish to have payments under the SWP made to me by check and sent to the address on my account.

[ ] I wish to have payments under the SWP made directly to my First American
    Funds' money market fund (ADP-SWP):

    ____________________________________________________________________________
                                ACCOUNT NUMBER

[ ] I wish to have payments under the SWP made to me by check at the following address:

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ADDRESS

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CITY                                          STATE                ZIP

12. LETTER OF INTENT (OPTIONAL)

APPLIES TO CLASS A SHAREHOLDERS ONLY.
LETTER OF INTENT ALLOWS YOU TO AGGREGATE ANTICIPATED PURCHASES OVER A 13-MONTH PERIOD TO OBTAIN A REDUCED SALES CHARGE.

[ ] Check here if you want this service.

Although I am not obligated to do so, I intend to purchase shares of First American Funds (as enumerated in the prospectus) over the next 13-month period which will equal or exceed:

[ ] $50,000       [ ] $250,000      [ ] $1 Million
[ ] $100,000      [ ] $500,000

The letter of intent may include all purchases up to 90 days preceding the date the letter was signed. Each purchase will be made at the then reduced offering price applicable to the amount checked above, as described in the prospectus. By completing this letter of intent and signing this application, I agree to the terms and conditions of the letter of intent. I hereby irrevocably constitute and appoint SEI Investments Distribution Co., my attorney, with full power of substitution, to surrender for redemption any or all shares of First American funds held as security as described in the prospectus.

13. SIGNATURE & CERTIFICATION (REQUIRED)

I affirm that I have received and read the current prospectus(es) of the fund(s) selected on the first page and agree to its terms. I agree that SEI Investments Distribution Co. (SIDC), the transfer agent, First American Investment Funds, Inc./First American Strategy Funds, Inc./First American Funds, Inc. or any affiliate or their officers, directors or employees will not be liable for any loss, expense or cost for acting upon any instructions or inquiries believed genuine.

I understand that First American Asset Management serves as the advisor to the First American Funds. I understand that these investment products are not FDIC insured, are not deposits of, obligations of, or guaranteed by any bank, and involve investment risks, including possible loss of the principal invested.

By signing this application, I hereby certify under penalties of perjury that the information on this application is complete and correct and that as required by federal law (Please check applicable boxes):

[ ] U.S. Citizen/Taxpayer:

    [ ] I certify that (1) the number shown above on this form is the correct
        Social Security Number or Tax IDNumber and (2) I am not subject to any backup withholding either because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service ("IRS") that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.

    [ ] If no Tax ID Number or Social Security Number has been provided above, I have applied, or intend to apply, to the IRS or the Social Security Administration for a Tax ID Number or a Social Security Number, and I understand that if I do not provide either number to the transfer agent within 60 days of the date of this application or if I fail to furnish my correct Social Security Number or Tax ID Number, I may be subject to a penalty and a 31% backup withholding on distributions and redemption proceeds. (Please provide either number on IRS Form W-9. You may request such form by calling the transfer agent at 1-800-637-2548.)

[ ] Non-U.S. Citizen/Taxpayer:

    Indicated country of residence for tax purposes:____________________________ Under penalties of perjury, I certify that I am not a U.S. citizen or resident and I am an exempt foreign person as defined by the Internal Revenue Service.

THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

X
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SIGNATURE (INDIVIDUAL OR CUSTODIAN)                         DATE

X
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SIGNATURE (JOINT REGISTRANT, IF ANY)                        DATE

X
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SIGNATURE & TITLE                                           DATE
(CORPORATE OFFICER, PARTNER, TRUSTEE, ETC.)

14. HOW TO ESTABLISH CHECK WRITING CAPABILITY (OPTIONAL)

TO ESTABLISH THE CHECK WRITING PRIVILEGE FOR PRIME OBLIGATIONS CLASS A FUND, ALL REGISTERED OWNERS MUST SIGN BELOW WITH A BLACK BALLPOINT PEN. (TO ESTABLISH THE PRIVILEGE FOR ADDITIONAL ACCOUNTS, REQUEST AN APPLICATION SUPPLEMENT FROM YOUR INVESTMENT ADVISOR OR CALL FIRST AMERICAN FUNDS AT THE TOLL-FREE NUMBER ON THE FRONT OF THIS APPLICATION.)

METHOD OF PAYMENT:
CORPORATIONS, TRUSTS, PARTNERSHIPS, AND ASSOCIATIONS MUST ALSO COMPLETE A CORPORATE RESOLUTION OR CERTIFICATION FORM. REQUEST AN APPLICATION SUPPLEMENT.

[ ] Check here if more than one signature is required. If this circle is not marked, only one signature will be required on checks. (See notes on reverse.)

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OWNER'S NAME                                           SOCIAL SECURITY NUMBER

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OWNER'S SIGNATURE                                           DATE

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SIGNATURE(S) OF CO-OWNER(S) (IF ANY)                        DATE


DEALER INFORMATION:
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(Dealer must have approved agreement with fund distributor, SEI Investments
Distribution Co.)

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FIRM

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ADDRESS

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CITY                                          STATE                ZIP

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PHONE                                         OFFICE NUMBER

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NAME OF REPRESENTATIVE                        NUMBER

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SIGNATURE OF REPRESENTATIVE

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SIGNATURE OF DEALER/SALES MANAGER

CHECK WRITING SIGNATURE CARD

(NOT AVAILABLE FOR RETIREMENT ACCOUNTS)

Please provide information requested on reverse side. The payment of funds on the conditions set forth below is authorized by the signature(s) appearing on the reverse side.

CONDITIONS: All checks will require all signatures administered exactly as they appear on the reverse side unless authority has been given to honor checks having an abbreviated first name or lacking or adding a middle initial providing that the signature is otherwise acceptable. Each signatory will guarantee the signature of those listed on the account.

The bank is authorized by the person(s) signing this card ("depositors") to honor any check for not less than the amount printed on the face of the check against the checking account and is directed to forward said check to the "fund" as authority to reimburse the bank by redeeming a sufficient number of shares for which share certificates have not been issued in the depositor's shareholder account.

Depositors will be subject to the bank's rules and regulations governing such checking accounts including the right of the bank not to honor checks in amounts exceeding the value of the depositor's shareholder account with the "fund" at the time the check is presented for payment. The undersigned understands that there may be bank service charges in connection with the program (i.e., for insufficient funds or for checks written under $100) which will be deducted from the undersigned's investor account.

Depositors hereby authorize the "fund" or its redemption agent to honor redemption requests presented in the above manner by the bank. It is further agreed as follows:

(1) All items must be a minimum amount, if so printed on the face of the check, or they will be returned to the depositor marked "non-sufficient funds". Deposits into the account may be made only by the "fund".

(2) Cancelled checks will be returned to the depositor(s) once monthly.

(3) The account may not be used for any purpose other than the presentment, forwarding and payment of checks relating to a mutual fund share account in the "fund".

(4) The bank reserves the right to change, modify or terminate this agreement at any time upon notification mailed to the address noted on the reverse side of this card.



                                                  (FAIF-5005-(3/1999) R)  142-99